Shareholder Report, Holdings (Details) - C000004197	Jan. 31, 2026
30303M102
Holdings [Line Items]
Percent of Net Asset Value	12.70%
02079K305
Holdings [Line Items]
Percent of Net Asset Value	11.00%
67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
023135106
Holdings [Line Items]
Percent of Net Asset Value	9.10%
46120E602
Holdings [Line Items]
Percent of Net Asset Value	6.00%
037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
461202103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
882508104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
22788C105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
TechnologyG1151C101
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Cash & Equivalent31846V567
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Communications
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Technology
Holdings [Line Items]
Percent of Net Asset Value	41.30%